Note 7 - Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES
(In Thousands)
	December 31
	2014	2013

Finished goods	$2,686	$2,153
Work-in-process	1,405	1,725
Raw materials	4,551	3,339

	$8,642	$7,217